Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000149406 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Developed Markets (ex-US) ETF
Class Name	Hartford Multifactor Developed Markets (ex-US) ETF
Trading Symbol	RODM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Developed Markets (ex-US) ETF	$16	0.29%
^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 1,361,730,400
Holdings Count | Holding	323
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$1,361,730,400
Total number of portfolio holdings (excluding derivatives, if any)	323
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	19.0%
Canada	15.8%
Australia	9.6%
United Kingdom	7.3%
United States	6.3%
France	5.3%
Germany	5.3%
Israel	3.8%
Sweden	3.0%
Singapore	2.9%
Other**	20.7%
Short-Term Investments	1.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149407 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Emerging Markets ETF
Class Name	Hartford Multifactor Emerging Markets ETF
Trading Symbol	ROAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Emerging Markets ETF	$25	0.44%
^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 68,932,076
Holdings Count | Holding	307
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$68,932,076
Total number of portfolio holdings (excluding derivatives, if any)	307
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	20.4%
India	16.2%
Taiwan	15.0%
South Korea	13.4%
Saudi Arabia	5.1%
Brazil	5.0%
Malaysia	3.5%
Thailand	3.2%
Indonesia	3.0%
Mexico	2.9%
Other**	12.3%
Short-Term Investments	1.3%
Other Assets & Liabilities	(1.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149409 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor US Equity ETF
Class Name	Hartford Multifactor US Equity ETF
Trading Symbol	ROUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor US Equity ETF	$10	0.19%
^	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[3]
Net Assets	$ 520,805,698
Holdings Count | Holding	327
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$520,805,698
Total number of portfolio holdings (excluding derivatives, if any)	327
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.6%
Industrials	11.9%
Financials	11.5%
Health Care	10.9%
Consumer Discretionary	8.0%
Communication Services	7.3%
Consumer Staples	6.3%
Utilities	4.1%
Materials	3.3%
Energy	2.4%
Real Estate	1.4%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000149410 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Small Cap ETF
Class Name	Hartford Multifactor Small Cap ETF
Trading Symbol	ROSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Small Cap ETF	$19	0.34%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.34%	[4]
Net Assets	$ 36,764,362
Holdings Count | Holding	307
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$36,764,362
Total number of portfolio holdings (excluding derivatives, if any)	307
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	18.0%
Industrials	17.6%
Financials	17.2%
Consumer Discretionary	14.3%
Information Technology	11.0%
Real Estate	5.2%
Consumer Staples	4.5%
Energy	3.9%
Communication Services	3.3%
Materials	2.5%
Utilities	2.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	(1.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000238811 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined US Equity ETF
Class Name	Hartford Disciplined US Equity ETF
Trading Symbol	HDUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Disciplined US Equity ETF	$10	0.19%
^	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[5]
Net Assets	$ 161,028,983
Holdings Count | Holding	267
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$161,028,983
Total number of portfolio holdings (excluding derivatives, if any)	267
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.9%
Financials	11.5%
Communication Services	11.0%
Health Care	9.2%
Industrials	9.0%
Consumer Discretionary	8.7%
Consumer Staples	6.2%
Real Estate	3.8%
Energy	3.5%
Materials	3.5%
Utilities	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000246653 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Quality Growth ETF
Class Name	Hartford US Quality Growth ETF
Trading Symbol	HQGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Quality Growth ETF	$18	0.34%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[6]
Net Assets	$ 49,935,921
Holdings Count | Holding	268
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$49,935,921
Total number of portfolio holdings (excluding derivatives, if any)	268
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	39.8%
Consumer Discretionary	13.3%
Communication Services	12.7%
Financials	8.3%
Health Care	7.8%
Industrials	6.5%
Consumer Staples	5.0%
Energy	3.6%
Materials	1.6%
Real Estate	0.8%
Utilities	0.5%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000246654 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Value ETF
Class Name	Hartford US Value ETF
Trading Symbol	VMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Value ETF	$16	0.29%
^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[7]
Net Assets	$ 49,283,025
Holdings Count | Holding	137
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$49,283,025
Total number of portfolio holdings (excluding derivatives, if any)	137
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Health Care	11.7%
Energy	9.9%
Information Technology	9.7%
Industrials	7.4%
Communication Services	7.2%
Utilities	6.7%
Materials	3.9%
Real Estate	3.8%
Consumer Discretionary	3.7%
Consumer Staples	3.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.